NOTES PAYABLE (Narrative) (Details) - USD ($)	1 Months Ended											3 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2015	May. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Mar. 30, 2015	Feb. 28, 2015	Dec. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 12, 2015	Dec. 05, 2014	Jun. 30, 2011	May. 31, 2007	Feb. 28, 2006
Debt Instrument [Line Items]
Proceeds from issuance of notes payable																$ 159,542	$ 798,000
Accumulated discount, notes payable (in dollars)							$ 10,447										10,447
Interest expense																61,438	199,364
Note payable balance							812,553									50,000	812,553
Accrued interest																		$ 42,713
Gain (loss) on extinguishment of debt																332,523	$ (82,000)
Repayment of notes payable																50,000
Net proceeds from issuance of convertible preferred stock																$ 1,278,501
OPC Partners LLC [Member]
Debt Instrument [Line Items]
Net proceeds from issuance of convertible preferred stock	$ 1,450,000
Senior Secured Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Interest rate, notes payable																				10.00%	12.00%	10.00%
Accrued interest	$ 118,775
Shares issued on conversion of debt (in shares)	154,184										7,400,000	8,448,519		7,900,000
Pre reverse split shares issued on conversion of debt (in shares)	13,105,662
Pre reverse stock split share price	$ 0.018
Gain recorded in additional paid in capital	$ 103,456
Gain (loss) on extinguishment of debt	85,489											$ (82,000)
Notes Payable [Member]
Debt Instrument [Line Items]
Note payable balance	134,542
Accrued interest	$ 2,271
Shares issued on conversion of debt (in shares)	41,603
Pre reverse split shares issued on conversion of debt (in shares)	3,536,254
Pre reverse stock split share price	$ 0.0386
Notes Payable [Member] | Stockholder [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes payable							$ 23,000
Interest rate, notes payable																			5.00%
Note payable balance	$ 23,000
Accrued interest	$ 609
Shares issued on conversion of debt (in shares)	15,418
Pre reverse split shares issued on conversion of debt (in shares)	1,310,510
Pre reverse stock split share price	$ 0.018
Gain recorded in additional paid in capital	$ 10,493
Note due date							Apr. 05, 2015
Notes Payable [Member] | Director [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes payable		$ 14,074	$ 4,887	$ 111,102	$ 4,480	$ 25,000
Interest rate, notes payable		8.00%	8.00%	8.00%	8.00%	5.00%
Note payable balance	25,000
Accrued interest	$ 417
Shares issued on conversion of debt (in shares)	16,608
Pre reverse split shares issued on conversion of debt (in shares)	1,411,720
Pre reverse stock split share price	$ 0.018
Gain recorded in additional paid in capital	$ 11,296
Notes Payable [Member] | June 10, 2014 [Member]
Debt Instrument [Line Items]
Interest expense																	$ 34,222
Interest rate, notes payable							8.00%										8.00%
Note payable balance	250,000
Accrued interest	$ 20,263
Shares issued on conversion of debt (in shares)	176,471
Pre reverse split shares issued on conversion of debt (in shares)	15,000,000
Pre reverse stock split share price	$ 0.018
Gain recorded in additional paid in capital	$ 120,117
Notes Payable [Member] | August 12, 2014 [Member]
Debt Instrument [Line Items]
Interest expense																	$ 17,455
Interest rate, notes payable							8.00%										8.00%
Note payable balance	50,000
Accrued interest	$ 3,370
Shares issued on conversion of debt (in shares)	34,843
Pre reverse split shares issued on conversion of debt (in shares)	2,961,644
Pre reverse stock split share price	$ 0.018
Gain (loss) on extinguishment of debt	$ 23,720
Notes Payable [Member] | August 5, 2014 [Member]
Debt Instrument [Line Items]
Fair value of warrant liability	7,899
Interest expense																	$ 22,914
Interest rate, notes payable							8.00%										8.00%
Note payable balance	50,000
Accrued interest	$ 3,414
Shares issued on conversion of debt (in shares)	34,898
Pre reverse split shares issued on conversion of debt (in shares)	2,966,210
Pre reverse stock split share price	$ 0.018
Gain (loss) on extinguishment of debt	$ 23,740
Repayment of notes payable	$ 50,000
Number of common stock called by warrants	3,529
Notes Payable [Member] | August 14, 2014 [Member]
Debt Instrument [Line Items]
Interest expense																	$ 32,274
Interest rate, notes payable							8.00%										8.00%
Note payable balance	$ 100,000
Accrued interest	$ 6,697
Shares issued on conversion of debt (in shares)	69,657
Pre reverse split shares issued on conversion of debt (in shares)	5,920,852
Pre reverse stock split share price	$ 0.018
Gain (loss) on extinguishment of debt	$ 47,421
Notes Payable [Member] | September 8, 2014 [Member]
Debt Instrument [Line Items]
Interest expense																	$ 44,140
Interest rate, notes payable							8.00%										8.00%
Note payable balance	150,000
Accrued interest	$ 9,222
Shares issued on conversion of debt (in shares)	103,991
Pre reverse split shares issued on conversion of debt (in shares)	8,839,269
Pre reverse stock split share price	$ 0.018
Gain (loss) on extinguishment of debt	$ 70,766
Notes Payable [Member] | Debt Instrument Date December 2014 [Member]
Debt Instrument [Line Items]
Interest expense													$ 10,447
Interest rate, notes payable													8.00%
Note payable balance	100,000
Accrued interest	$ 3,689
Shares issued on conversion of debt (in shares)	67,637
Pre reverse split shares issued on conversion of debt (in shares)	5,749,163
Pre reverse stock split share price	$ 0.018
Gain (loss) on extinguishment of debt	$ 46,084
Notes Payable Due April 2015 [Member]
Debt Instrument [Line Items]
Interest rate, notes payable							8.00%									5.00%	8.00%
Unsecured Notes Payable Due At Maturity In September 2015 [Member]
Debt Instrument [Line Items]
Interest rate, notes payable							10.00%									10.00%	10.00%
Notes Payable Due At December 1, 2014 (Past Due) [Member]
Debt Instrument [Line Items]
Interest rate, notes payable							8.00%									8.00%	8.00%
Series A Notes Payable Due At Maturity In October 2011 (Past Due) [Member]
Debt Instrument [Line Items]
Interest rate, notes payable							8.00%									8.00%	8.00%
Notes Payable Due At June 25, 2015 [Member]
Debt Instrument [Line Items]
Interest rate, notes payable															8.00%
Pre Reverse Stock Split [Member]
Debt Instrument [Line Items]
Number of common stock called by warrants (in shares)																3,700,000
Pre Reverse Stock Split [Member] | Notes Payable [Member] | August 5, 2014 [Member]
Debt Instrument [Line Items]
Number of common stock called by warrants	300,000
Warrant [Member] | June 10, 2014 [Member]
Debt Instrument [Line Items]
Fair value of warrant liability	$ 8,113
Warrant [Member] | August 12, 2014 [Member]
Debt Instrument [Line Items]
Fair value of warrant liability	2,575
Warrant [Member] | August 5, 2014 [Member]
Debt Instrument [Line Items]
Fair value of warrant liability	5,151
Warrant [Member] | August 14, 2014 [Member]
Debt Instrument [Line Items]
Fair value of warrant liability	5,153
Warrant [Member] | September 8, 2014 [Member]
Debt Instrument [Line Items]
Fair value of warrant liability	7,725
Warrant [Member] | Debt Instrument Date December 2014 [Member]
Debt Instrument [Line Items]
Fair value of warrant liability	$ 5,226
Warrant [Member] | Notes Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Expected volatility															173.70%
Risk-free interest rate															1.75%
Expected warrant term															4 years
Warrant [Member] | Notes Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Expected volatility															180.70%
Expected warrant term															5 years
Warrant [Member] | Notes Payable [Member] | June 10, 2014 [Member]
Debt Instrument [Line Items]
Expected volatility										248.20%
Risk-free interest rate										1.67%
Expected warrant term										5 years
Proceeds from issuance of notes payable										$ 250,000
Fair value of warrant liability										39,650		39,650
Accumulated discount, notes payable (in dollars)										$ 34,222		$ 34,222
Warrant [Member] | Notes Payable [Member] | August 12, 2014 [Member]
Debt Instrument [Line Items]
Expected volatility									233.80%
Risk-free interest rate									1.67%
Expected warrant term									5 years
Proceeds from issuance of notes payable									$ 50,000
Fair value of warrant liability									26,817
Accumulated discount, notes payable (in dollars)									$ 17,455
Warrant [Member] | Notes Payable [Member] | August 5, 2014 [Member]
Debt Instrument [Line Items]
Expected volatility									233.80%
Risk-free interest rate									1.67%
Expected warrant term									5 years
Proceeds from issuance of notes payable									$ 100,000
Fair value of warrant liability									29,725
Accumulated discount, notes payable (in dollars)									$ 22,914
Warrant [Member] | Notes Payable [Member] | August 14, 2014 [Member]
Debt Instrument [Line Items]
Expected volatility									233.80%
Risk-free interest rate									1.67%
Expected warrant term									5 years
Proceeds from issuance of notes payable									$ 100,000
Fair value of warrant liability									47,676
Accumulated discount, notes payable (in dollars)									$ 32,274
Warrant [Member] | Notes Payable [Member] | September 8, 2014 [Member]
Debt Instrument [Line Items]
Expected volatility								233.80%
Risk-free interest rate								1.67%
Expected warrant term								5 years
Proceeds from issuance of notes payable								$ 150,000
Fair value of warrant liability								62,544
Accumulated discount, notes payable (in dollars)								$ 44,140
Warrant [Member] | Notes Payable [Member] | Debt Instrument Date December 2014 [Member]
Debt Instrument [Line Items]
Expected volatility								229.00%
Risk-free interest rate								1.68%
Expected warrant term								5 years
Proceeds from issuance of notes payable								$ 100,000
Fair value of warrant liability								11,812
Accumulated discount, notes payable (in dollars)								10,447
Warrant [Member] | Issuances Of Debt [Member] | Notes Payable [Member] | Debt Instrument Date December 2014 [Member]
Debt Instrument [Line Items]
Accumulated discount, notes payable (in dollars)								$ 10,563
Warrant [Member] | Pre Reverse Stock Split [Member] | Notes Payable [Member] | June 10, 2014 [Member]
Debt Instrument [Line Items]
Number of common stock called by warrants (in shares)										1,000,000		1,000,000
Exercise price (in dollars per share)										$ 0.10		$ 0.10
Warrant [Member] | Pre Reverse Stock Split [Member] | Notes Payable [Member] | August 12, 2014 [Member]
Debt Instrument [Line Items]
Number of common stock called by warrants (in shares)									300,000
Exercise price (in dollars per share)									$ 0.05
Warrant [Member] | Pre Reverse Stock Split [Member] | Notes Payable [Member] | August 5, 2014 [Member]
Debt Instrument [Line Items]
Number of common stock called by warrants (in shares)									600,000
Exercise price (in dollars per share)									$ 0.05
Warrant [Member] | Pre Reverse Stock Split [Member] | Notes Payable [Member] | August 14, 2014 [Member]
Debt Instrument [Line Items]
Number of common stock called by warrants (in shares)									600,000
Exercise price (in dollars per share)									$ 0.05
Warrant [Member] | Pre Reverse Stock Split [Member] | Notes Payable [Member] | September 8, 2014 [Member]
Debt Instrument [Line Items]
Number of common stock called by warrants (in shares)								900,000
Exercise price (in dollars per share)								$ 0.05
Warrant [Member] | Pre Reverse Stock Split [Member] | Notes Payable [Member] | Debt Instrument Date December 2014 [Member]
Debt Instrument [Line Items]
Number of common stock called by warrants (in shares)								600,000
Exercise price (in dollars per share)								$ 0.05